Point Bridge America First ETF
Schedule of Investments
September 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Aerospace/Defense — 1.4%
2,768	Howmet Aerospace, Inc.	$128,020
311	Lockheed Martin Corporation	127,187
		255,207
	Agriculture — 0.7%
2,991	Altria Group, Inc.	125,772

	Airlines — 2.0%
9,433	American Airlines Group, Inc. (a)	120,837
3,231	Delta Air Lines, Inc.	119,547
4,466	Southwest Airlines Company	120,894
		361,278
	Banks — 6.3%
4,648	Bank of America Corporation	127,262
2,822	Comerica, Inc.	117,254
4,990	Fifth Third Bancorp	126,397
12,134	Huntington Bancshares, Inc.	126,194
11,714	KeyCorp	126,043
1,127	PNC Financial Services Group, Inc.	138,361
7,359	Regions Financial Corporation	126,575
4,427	Truist Financial Corporation	126,656
3,773	Zions Bancorp NA	131,640
		1,146,382
	Beverages — 2.1%
3,954	Keurig Dr Pepper, Inc.	124,828
2,072	Molson Coors Beverage Company - Class B	131,758
2,340	Monster Beverage Corporation (a)	123,903
		380,489
	Biotechnology — 0.8%
509	Amgen, Inc.	136,799

	Building Materials — 1.4%
302	Martin Marietta Materials, Inc.	123,965
610	Vulcan Materials Company	123,232
		247,197
	Chemicals — 4.2%
1,059	Celanese Corporation - Class A	132,926
1,575	CF Industries Holdings, Inc.	135,041
2,456	Dow, Inc.	126,631
1,659	Eastman Chemical Company	127,278
725	Ecolab, Inc.	122,815
1,328	LyondellBasell Industries NV - Class A	125,762
		770,453
	Commercial Services — 4.2%
267	Cintas Corporation	128,430
671	Equifax, Inc.	122,914
1,048	Global Payments, Inc.	120,929
639	Quanta Services, Inc.	119,538
3,652	Rollins, Inc.	136,329
285	United Rentals, Inc.	126,702
		754,842
	Distribution/Wholesale — 2.2%
2,952	Copart, Inc. (a)	127,202
2,420	Fastenal Company	132,229
384	Pool Corporation	136,742
		396,173
	Diversified Financial Services — 3.5%
2,223	Charles Schwab Corporation	122,043
5,087	Franklin Resources, Inc.	125,038
1,148	Intercontinental Exchange, Inc.	126,303
8,536	Invesco, Ltd.	123,943
4,216	Synchrony Financial	128,883
		626,210
	Electric — 9.1%
1,660	Ameren Corporation	124,218
1,696	American Electric Power Company, Inc.	127,573
4,661	CenterPoint Energy, Inc.	125,148
1,214	Constellation Energy Corporation	132,422
2,798	Dominion Energy, Inc.	124,987
1,449	Duke Energy Corporation	127,889
1,384	Entergy Corporation	128,020
2,445	Evergy, Inc.	123,962
3,251	Exelon Corporation	122,855
3,702	FirstEnergy Corporation	126,534
1,721	Pinnacle West Capital Corporation	126,803
5,328	PPL Corporation	125,528
1,941	Southern Company	125,622
		1,641,561
	Electrical Components & Equipment — 1.4%
857	AMETEK, Inc.	126,630
1,333	Emerson Electric Company	128,728
		255,358
	Electronics — 0.7%
1,283	Garmin, Ltd.	134,971

	Food — 1.4%
1,885	Sysco Corporation	124,504
2,534	Tyson Foods, Inc. - Class A	127,942
		252,446
	Forest Products & Paper — 0.7%
3,809	International Paper Company	135,105

	Gas — 1.3%
1,155	Atmos Energy Corporation	122,349
4,891	NiSource, Inc.	120,710
		243,059
	Hand/Machine Tools — 1.4%
507	Snap-on, Inc.	129,315
1,450	Stanley Black & Decker, Inc.	121,191
		250,506
	Healthcare-Products — 2.7%
1,310	Abbott Laboratories	126,874
377	Cooper Companies, Inc.	119,890
593	STERIS plc	130,116
1,093	Zimmer Biomet Holdings, Inc.	122,656
		499,536
	Healthcare-Services — 1.4%
661	Charles River Laboratories International, Inc. (a)	129,543
1,002	Universal Health Services, Inc.	125,981
		255,524
	Home Builders — 2.0%
1,124	DR Horton, Inc.	120,796
1,112	Lennar Corporation - Class A	124,800
21	NVR, Inc. (a)	125,229
		370,825
	Household Products/Wares — 0.7%
1,034	Kimberly-Clark Corporation	124,959

	Insurance — 5.9%
1,241	Allstate Corporation	138,260
954	Assurant, Inc.	136,975
364	Berkshire Hathaway, Inc. - Class B - Class B (a)	127,509
645	Chubb, Ltd.	134,276
1,257	Cincinnati Financial Corporation	128,579
1,209	Globe Life, Inc.	131,455
824	Travelers Companies, Inc.	134,567
2,130	W.R. Berkley Corporation	135,234
		1,066,855
	Iron/Steel — 1.4%
800	Nucor Corporation	125,080
1,282	Steel Dynamics, Inc.	137,456
		262,536
	Machinery-Construction & Mining — 0.7%
468	Caterpillar, Inc.	127,764

	Machinery-Diversified — 0.7%
330	Deere & Company	124,535

	Media — 0.8%
313	Charter Communications, Inc. - Class A (a)	137,664

	Miscellaneous Manufacturing — 1.4%
323	Parker-Hannifin Corporation	125,815
1,745	Textron, Inc.	136,354
		262,169
	Oil & Gas — 9.1%
2,980	APA Corporation	122,478
1,075	ConocoPhillips	128,785
4,677	Coterra Energy, Inc.	126,513
2,505	Devon Energy Corporation	119,489
846	Diamondback Energy, Inc.	131,028
994	EOG Resources, Inc.	125,999
822	Hess Corporation	125,766
4,830	Marathon Oil Corporation	129,203
850	Marathon Petroleum Corporation	128,639
2,021	Occidental Petroleum Corporation	131,122
1,080	Phillips 66	129,762
553	Pioneer Natural Resources Company	126,941
929	Valero Energy Corporation	131,650
		1,657,375
	Packaging & Containers — 2.9%
14,257	Amcor plc	130,594
900	Packaging Corporation of America	138,195
3,883	Sealed Air Corporation	127,595
3,815	WestRock Company	136,577
		532,961
	Pipelines — 2.9%
7,851	Kinder Morgan, Inc.	130,170
2,037	ONEOK, Inc.	129,207
1,546	Targa Resources Corporation	132,523
3,900	Williams Companies, Inc.	131,391
		523,291
	Private Equity — 0.7%
1,170	Blackstone, Inc.	125,354

	Real Estate — 6.2%
1,146	Alexandria Real Estate Equities, Inc.	114,715
1,280	Camden Property Trust	121,062
1,043	Extra Space Storage, Inc.	126,808
8,217	Host Hotels & Resorts, Inc.	132,047
3,893	Invitation Homes, Inc.	123,369
482	Public Storage	127,017
2,059	Regency Centers Corporation	122,387
4,228	VICI Properties, Inc.	123,035
4,109	Weyerhaeuser Company	125,982
		1,116,422
	Retail — 7.5%
51	AutoZone, Inc. (a)	129,539
1,036	Dollar General Corporation	109,609
1,136	Dollar Tree, Inc. (a)	120,927
341	Domino’s Pizza, Inc.	129,167
879	Genuine Parts Company	126,910
402	Home Depot, Inc.	121,468
571	Lowe’s Companies, Inc.	118,677
138	O’Reilly Automotive, Inc. (a)	125,423
607	Tractor Supply Company	123,251
806	Walmart, Inc.	128,904
1,042	Yum! Brands, Inc.	130,188
		1,364,063
	Software — 2.1%
1,094	Paychex, Inc.	126,171
463	Paycom Software, Inc.	120,042
269	Roper Technologies, Inc.	130,271
		376,484
	Telecommunications — 0.7%
467	Motorola Solutions, Inc.	127,136

	Transportation — 4.4%
4,403	CSX Corporation	135,392
521	FedEx Corporation	138,023
715	JB Hunt Transport Services, Inc.	134,792
314	Old Dominion Freight Line, Inc.	128,470
623	Union Pacific Corporation	126,861
818	United Parcel Service, Inc. - Class B	127,502
		791,040
	Water — 0.7%
957	American Water Works Company, Inc.	118,505
	TOTAL COMMON STOCKS (Cost $17,499,605)	18,078,806

	SHORT-TERM INVESTMENTS — 0.2%
30,723	First American Government Obligations Fund - Class X, 5.26% (b)	30,723
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,723)	30,723

	TOTAL INVESTMENTS (Cost $17,530,328) — 99.9%	18,109,529
	Other Assets in Excess of Liabilities — 0.1%	22,580
	NET ASSETS — 100.0%	$18,132,109

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown is the annualized seven-day yield as of September 30, 2023.

Summary of Fair Value Disclosure at September 30, 2023

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Point Bridge America First ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$18,078,806	$–	$–	$18,078,806
Short-Term Investments	30,723	–	–	30,723
Total Investments in Securities	$18,109,529	$–	$–	$18,109,529

(a) See Schedule of Investments for breakout of investments by industry group.

For the period ended September 30, 2023, the Fund did not recognize any transfers to or from Level 3.